CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, the undersigned hereby certifies as follows:

1.                             This filing is made on behalf of the ICON Funds (the “Registrant”).  Registrant’s 1933 Act File No. is 333-14927 and Registrant’s 1940 Act File No. is 811-7883.

2.                             There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 20 (“PEA No. 20”) on January 27, 2005, pursuant to Rule 485(b) under the 1933 Act for the following Funds:

ICON Asia-Pacific Region Fund

ICON Bond Fund

ICON Core Equity Fund

ICON Covered Call Fund

ICON Consumer Discretionary Fund

ICON Energy Fund

ICON Equity Income Fund

ICON Europe Fund

ICON Financial Fund

ICON Healthcare Fund

ICON Industrials Fund

ICON Information Technology Fund

ICON International Equity Fund

ICON Leisure and Consumer Staples Fund

ICON Long/Short Fund

ICON Materials Fund

ICON Telecommunication and Utilities Fund

3.                             The text of PEA No. 20 has been filed electronically.

DATED: February 4, 2005
ICON Funds

	By:	/s/ Andra C. Ozols
Andra C. Ozols
Secretary